SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF DEPRECIATION RATE

Depreciation is provided at rates calculated to write off the cost of PP&E, less their estimated residual value. The depreciation rates and method applicable to each category of property, plant and equipment are as follows:

Class	Rate
Computer equipment	55% declining balance
Furniture	20% declining balance
Plant equipment	20% declining balance
Furnace	To be determined
Leasehold improvement	Term of lease
Right-of-use assets	Term of lease